Segment information - Schedule of segment revenue, profit and significant segment expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Total operating revenues	$ 123,580	$ 36,736	$ 0
Less:
Voyage expenses and commissions	1,607	549	0
General and administrative expenses	5,031	3,846	1,971
Depreciation and amortization	26,474	9,118	0
(Loss) from equity method investment	(11)	0	0
Interest income	1,071	830	38
Interest expense, net of amounts capitalized	46,636	13,601	0
Other financial income (expenses), net	8	(341)	(20)
Income tax (expenses)	(11)	0	0
Net income (loss) attributable to shareholders of Himalaya Shipping Ltd	21,044	1,514	(1,953)
Reportable Segment
Segment Reporting Information [Line Items]
Total operating revenues	123,580	36,736	0
Less:
Crew costs	(13,979)	(4,886)	0
Other vessel operating expenses	(9,866)	(3,711)	0
Voyage expenses and commissions	(1,607)	(549)	0
General and administrative expenses	(5,031)	(3,846)	(1,971)
Depreciation and amortization	(26,474)	(9,118)	0
(Loss) from equity method investment	(11)	0	0
Interest income	1,071	830	38
Interest expense, net of amounts capitalized	(46,636)	(13,601)	0
Other financial income (expenses), net	8	(341)	(20)
Income tax (expenses)	(11)	0	0
Net income (loss) attributable to shareholders of Himalaya Shipping Ltd	$ 21,044	$ 1,514	$ (1,953)